Disclosure of Detailed Information About Property Plant and Equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	$ 881,084	$ 386,889
Additions	188,170	124,790
Disposal of Motorsports	(14,244)	(14,410)
Foreign exchange	(3,844)	30,041
Property and equipment, cost, ending balance	995,502	881,084
Accumulated depreciation, beginning balance	471,695	301,636
Depreciation	149,191	141,305
Foreign exchange	(3,740)	28,754
Accumulated depreciation, ending balance	591,691	471,695
Disposal of Motorsports	(4,477)
Property and equipment, net book value	403,811	409,389
UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		313,622
Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		40,152
SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	12,730
Motorsports [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(68,394)
Disposal of Motorsports	(20,978)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	221,653	54,465
Additions
Disposal of Motorsports
Foreign exchange	(171)	995
Property and equipment, cost, ending balance	218,851	221,653
Accumulated depreciation, beginning balance	57,517	51,847
Depreciation	5,949	4,998
Foreign exchange	(99)	672
Accumulated depreciation, ending balance	63,367	57,517
Disposal of Motorsports
Property and equipment, net book value	155,484	164,136
Leasehold improvements [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		166,193
Leasehold improvements [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Leasehold improvements [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Leasehold improvements [member] | Motorsports [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(2,631)
Disposal of Motorsports
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	486,340	209,126
Additions		116,028
Disposal of Motorsports	(14,244)	(14,410)
Foreign exchange	(2,548)	24,467
Property and equipment, cost, ending balance	603,607	486,340
Accumulated depreciation, beginning balance	307,508	181,089
Depreciation	117,092	102,241
Foreign exchange	(2,824)	24,178
Accumulated depreciation, ending balance	406,231	307,508
Disposal of Motorsports	(4,477)
Property and equipment, net book value	197,376	178,832
Computer equipment [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		116,668
Computer equipment [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		34,461
Computer equipment [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	11,399
Computer equipment [member] | Motorsports [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(47,645)
Disposal of Motorsports	(11,068)
Furniture and Fixtures [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, cost, beginning balance	173,091	123,298
Additions	17,865	8,762
Disposal of Motorsports
Foreign exchange	(1,125)	4,579
Property and equipment, cost, ending balance	173,044	173,091
Accumulated depreciation, beginning balance	106,670	68,700
Depreciation	26,150	34,066
Foreign exchange	(817)	3,904
Accumulated depreciation, ending balance	122,093	106,670
Disposal of Motorsports
Property and equipment, net book value	50,951	66,421
Furniture and Fixtures [Member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		30,761
Furniture and Fixtures [Member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		$ 5,691
Furniture and Fixtures [Member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	1,331
Furniture and Fixtures [Member] | Motorsports [member]
IfrsStatementLineItems [Line Items]
Disposal of Motorsports	(18,118)
Disposal of Motorsports	$ (9,910)